Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	Schwab Investments
Entity Central Index Key	0000869365
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 25, 2021
Document Effective Date	Feb. 25, 2021
Prospectus Date	Feb. 25, 2021
Schwab 1000 Index® Fund | Schwab 1000 Index Fund
Prospectus:
Trading Symbol	SNXFX